Lease - Schedule of Lease Cost (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
ASSETS
Right-of-use assets	$ 679,874		¥ 3,597,572		¥ 4,613,011	$ 624,314	¥ 4,236,029	¥ 3,818,363
Less: impairment	679,874	¥ 4,613,011		¥ 4,236,029
Right-of-use assets, net
LIABILITIES
Operating lease liabilities – current	277,586				1,883,447		1,545,002
Operating lease liabilities – non-current	118,510				¥ 804,099		¥ 1,294,510
Operating cash payments for operating leases	$ 64,096	¥ 434,897	¥ 776,055